Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses:
Financial expenses from credit line and derivative	$ 1,510	$ 1,618	$ 1,023
Other financial expenses	15	93	316
Total financial expenses	1,525	1,711	1,339
Financial income:
Foreign currency transaction gains, net	(113)	(33)	(532)
Interest income from bank deposits	(442)	(548)	(267)
Other financial income	(19)
Remeasurement of warrants		(201)
Total financial income	(574)	(782)	(799)
Total financial expense, net	$ 951	$ 929	$ 540